Provision for Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Tax Disclosure [Abstract]
Tax expense at statutory rate			$ 2,048,307	$ 1,147,912
Permanent differences			34,825	29,939
Change in income taxes due to IRS audit				59,013
State income taxes			298,960	162,235
Other			(10,934)	75,721
Income tax expense	$ 651,835	$ 340,004	$ 2,371,158	$ 1,474,820